EARNINGS PER SHARE (EPS)	12 Months Ended
Dec. 31, 2018
Weighted average number of shares outstanding:
EARNINGS PER SHARE ("EPS")
NOTE 12 -      EARNINGS PER SHARE (“EPS”)

Basic and diluted earnings per share are based on the weighted average number of ordinary shares outstanding. Diluted EPS is based on those shares used in basic EPS plus shares that would have been outstanding assuming issuance of ordinary shares for all dilutive potential ordinary shares outstanding.

	Year ended December 31,
	2018	2017	2016
Numerator for EPS:
Net income (loss)	$(4,408)	$2,396	$62
Denominator for EPS:
Weighted average shares outstanding – basic	8,864,885	8,848,028	8,828,444
Dilutive shares	-	61,044	2,320
Weighted average shares outstanding – diluted	8,864,885	8,909,072	8,830,764
EPS:
Basic and diluted	$(0.5)	$0.27	$0.01

Diluted income per share does not include 306,151, 105,000 and 220,000 options, for the years ended December 31, 2018, 2017 and 2016 respectively because the options are anti-dilutive.
Dilutive shares are calculated using the treasury stock method and include dilutive shares from share-based employee compensation plans.